N-4	May 20, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE INSURANCE CO
Entity Central Index Key	0000935823
Entity Investment Company Type	N-4
Document Period End Date	May 20, 2026
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

As of May 1, 2026, the underlying fund information related to the Current Expenses in the APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT section have been deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses
Vanguard® VIF Total International Stock Market Index Portfolio; The Vanguard Group, Inc.	0.08%

Variable Option [Line Items]
Prospectuses Available [Text Block]

As of May 1, 2026, the underlying fund information related to the Current Expenses in the APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT section have been deleted and replaced with the following:

Portfolio Companies [Table Text Block]
Fund; Advisor (Subadvisor)	Current Expenses
Vanguard® VIF Total International Stock Market Index Portfolio; The Vanguard Group, Inc.	0.08%

Vanguard® VIF Total International Stock Market Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard® VIF Total International Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.08%